RELATED PARTY DISCLOSURES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPENSATION OF KEY MANAGEMENT PERSONNEL OF GROUP

a)	Compensation of key management personnel of the Group.

	For the six months ended	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

Salaries, fees and other
Allowances (Note)	600,000	900,000
Retirement benefit scheme
Contributions	-	-

Total	600,000	900,000

Note:	For the six months ended September 30, 2024, the directors’ emoluments were accounted for in administrative expenses amounting to HK$659,022 and in the cost of revenue amounting to HK$240,978.

SCHEDULE OF RELATED PARTY BALANCES

The amounts are unsecured, interest-free and repayable on demand. The related party balances are set out below:

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Amount due to a shareholder
Joyful Star Limited	(689,922)	(689,922)

Amounts due from/(to) directors
Dr Chan Kam Biu, Richard	(574,838)	(621,243)
Lui Lai Yuen	-	(200,000)

Other borrowing
Ma Chi Heng	(990,000)	(990,000)

Interest payable
Ma Chi Heng	(346,123)	(321,400)